Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events.

Between January 1 and April 12, 2019 the Company issued 191,774,799 shares of common stock, including 35,000,000 for convertible notes payable conversions, 508,062 for employee compensation, and 156,266,737 for cash.

Holders of convertible notes payable converted $155,981 of outstanding principal between January 1, 2019 and April 12, 2019.

On January 31, 2019 43,715,482 options were forfeited by former members of the Board of Directors. On February 28, 2019, 851,286 options were forfeited by former consultants.

On March 19, 2019, the Board of Directors authorized a reverse split of the Company’s common stock on a one-for-twenty basis. Upon effectiveness, the Company’s authorized common stock will decrease from 4,000,000,000 to 200,000,000.